COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, ¥ in Millions	Nov. 10, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Litigation Settlement [Abstract]
Court granted preliminary approval of the parties settlement agreement | $	$ 2,250
Future minimum advertising commitments
COMMITMENTS AND CONTINGENCIES
Non cancellable contractual obligation | ¥		¥ 28.0